UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        02/06/2006


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total: $         215,047



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1238    31400 SH       SOLE                    31400
ALCOA INC.                     COM              013817101     5399   182600 SH       SOLE                   182600
ALTERA                         COM              021441100     2012   108600 SH       SOLE                   108600
ANHEUSER BUSCH COS INC         COM              035229103     1504    35000 SH       SOLE                    35000
APPLIED MATLS INC              COM              038222105     8308   463100 SH       SOLE                   458100              5000
AVON PRODUCTS                  COM              054303102      428    15000 SH       SOLE                    15000
BAXTER INTL.                   COM              071813109     6148   163300 SH       SOLE                   163300
BEA SYSTEMS INC                COM              073325102     2114   224900 SH       SOLE                   214900             10000
BRISTOL MYERS- SQUIBB          COM              110122108     8238   358500 SH       SOLE                   356500              2000
CISCO SYSTEMS                  COM              17275R102     4811   281000 SH       SOLE                   281000
COCA COLA CO COM               COM              191216100     2257    56000 SH       SOLE                    56000
COEUR D ALENE MINES            COM              192108108      172    43000 SH       SOLE                                      43000
COSTCO WHOLESALE CORP.         COM              22160K105     2325    47000 SH       SOLE                    47000
Cambior Inc                    COM              13201l103      140    50200 SH       SOLE                                      50200
DELL COMPUTER CORP.            COM              24702R101     1198    40000 SH       SOLE                    40000
DISNEY WALT CO DEL             COM              254687106      719    30000 SH       SOLE                    30000
DOW CHEMICAL                   COM              260543103     1534    35000 SH       SOLE                    35000
DU PONT E I DE NEMOURS         COM              263534109     1275    30000 SH       SOLE                    30000
E*TRADE GROUP INC              COM              269246104     1277    61200 SH       SOLE                    61200
EBAY INC                       COM              278642103     2113    48900 SH       SOLE                    48900
ELI LILLY & CO COM             COM              532457108     1698    30000 SH       SOLE                    30000
EMC CORP                       COM              268648102     8542   627200 SH       SOLE                   627200
EMDEON CORP                    COM              290849108     7421   877237 SH       SOLE                   865237             12000
FREEPORT MCMORAN COPPER        COM              35671D857     1592    29600 SH       SOLE                    29600
GENERAL ELECTRIC CORP.         COM              369604103     6512   185800 SH       SOLE                   185800
HEALTH MANAGEMENT CL A         COM              421933102      470    21400 SH       SOLE                    21400
HECLA MINING CO.               COM              422704106       65    16000 SH       SOLE                                      16000
INTEL CORP.                    COM              458140100    11319   453500 SH       SOLE                   447500              6000
JOHNSON & JOHNSON              COM              478160104     1623    27000 SH       SOLE                    27000
JUNIPER NETWORKS               COM              48203r104     4560   204500 SH       SOLE                   203000              1500
KIMBERLY CLARK                 COM              494368103      716    12000 SH       SOLE                    12000
KINROSS GOLD CORP.             COM              496902404      157    17000 SH       SOLE                                      17000
LUCENT TECHNOLOGIES INC        COM              549463107    10185  3829000 SH       SOLE                  3774000             55000
MCKESSON HBOC Inc              COM              58155Q103     8966   173800 SH       SOLE                   173800
MEDIMMUNE INCC                 COM              584699102     7855   224300 SH       SOLE                   224300
MELLON BANK                    COM              58551A108     2113    61700 SH       SOLE                    61700
MERCK & CO INC COM             COM              589331107     3817   120000 SH       SOLE                   120000
MICROSOFT CORP COM             COM              594918104     4689   179300 SH       SOLE                   178800               500
MORGAN STANLEY                 COM              617446448     7858   138500 SH       SOLE                   136000              2500
NEWMONT MINING CORP            COM              651639106     7225   135300 SH       SOLE                   135300
Nasdaq Stock Martket Inc       COM              631103108     2445    69500 SH       SOLE                    69500
PAYCHEX, INC.                  COM              704326107     1845    48400 SH       SOLE                    48400
PFIZER INC                     COM              717081103     2362   101300 SH       SOLE                   101300
PRAXAIR INC                    COM              74005P104      477     9000 SH       SOLE                     9000
PRIDE INTERNATIONAL INC        COM              74153Q102     2026    65900 SH       SOLE                    65900
PROCTER & GAMBLE CO            COM              742718109     3473    60000 SH       SOLE                    60000
REALNETWORKS INC               COM              75605l104     2662   343000 SH       SOLE                   333000             10000
RED HAT INC                    COM              756577102     3435   126000 SH       SOLE                   121000              5000
SCHERING PLOUGH CORP           COM              806605101     8521   408700 SH       SOLE                   403700              5000
SUN MICROSYSTEMS               COM              866810104     2793   666500 SH       SOLE                   640000             26500
SYMANTEC                       COM              871503108     5336   304900 SH       SOLE                   304900
TIDEWATER INC                  COM              886423102     1734    39000 SH       SOLE                    39000
TIME WARNER INC.               COM              887317105     6235   357500 SH       SOLE                   357500
UNITED PARCEL SVC INC CL B     COM              911312106     2750    36600 SH       SOLE                    36600
UTSTARCOM INC.                 COM              918076100      100    12400 SH       SOLE                                      12400
VERISIGN INC                   COM              92343E102     6699   305900 SH       SOLE                   301900              4000
WYETH                          COM              983024100     2299    49900 SH       SOLE                    49900
YAHOO! INC                     COM              984332106     9258   236300 SH       SOLE                   236300